Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases
Schedule Of right of use assets
$

December 31, 2021	2,761,961
Depreciation	(376,631)
December 31, 2022	2,385,330

December 31, 2022	2,385,330
Acquisition of Engine	4,042
Depreciation	(286,515)
September 30, 2023	2,102,857

Schedule Of Reconciliation Of The Lease Liabilities
	Office lease	Total
	$	$
As of September 30, 2023:
Less than one year	736,933	736,933
Greater than one year	2,089,699	2,089,699
Total lease obligation	2,826,632	2,826,632
Maturity analysis - contractual undiscounted cash flows as of September 30, 2023:
	Office lease	Total

Less than one year	950,079	950,079
Greater than one year	2,501,620	2,501,620
Total undiscounted lease obligation	3,451,699	3,451,699

Schedule Of Future Minimum Payments Due Under Operating Leases
	Equipment	Office lease	Total
	$	$	$

Balance, December 31, 2021	-	3,000,031	3,000,031
Interest expense	-	233,793	233,793
Payments	-	(535,147)	(535,147)
Balance, December 31, 2022	-	2,698,677	2,698,677

Balance, December 31, 2022	-	2,698,677	2,698,677
Acquisition of Engine	4,400	376,958	381,358
Interest expense	60	158,220	158,280
Payments	(4,460)	(407,223)	(411,683)
Balance, September 30, 2023	-	2,826,632	2,826,632